Stock Incentive Plans (Details) - Schedule of weighted average calculated fair value of the options granted to employees - Restricted Stock Units [Member]	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Stock Incentive Plans (Details) - Schedule of weighted average calculated fair value of the options granted to employees [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	51.00%	42.00%
Expected term (years)	5 years 10 months 17 days	6 years 3 days
Risk free interest rate	2.58%	1.11%